Quarterly Holdings Report
for
Fidelity® Short-Term Bond Index Fund
May 31, 2023
SDX-NPRT3-0723
1.9884841.105
Nonconvertible Bonds - 32.5%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.:
1.7% 3/25/26	1,630,000	1,490,197
2.3% 6/1/27	2,980,000	2,699,222
Telefonica Emisiones S.A.U. 4.103% 3/8/27	580,000	561,517
TELUS Corp. 3.7% 9/15/27	320,000	305,777
Verizon Communications, Inc.:
0.75% 3/22/24	1,600,000	1,539,055
0.85% 11/20/25	1,600,000	1,452,913
1.45% 3/20/26	1,559,000	1,426,357
		9,475,038
Entertainment - 0.1%
Activision Blizzard, Inc. 3.4% 9/15/26	350,000	336,713
The Walt Disney Co.:
1.75% 1/13/26	760,000	707,855
3.35% 3/24/25	1,900,000	1,853,705
3.375% 11/15/26	310,000	298,564
		3,196,837
Interactive Media & Services - 0.2%
Alphabet, Inc.:
0.45% 8/15/25	850,000	783,299
1.998% 8/15/26	650,000	608,159
Baidu, Inc.:
1.72% 4/9/26	1,000,000	901,750
4.375% 5/14/24	700,000	691,775
Meta Platforms, Inc.:
3.5% 8/15/27	1,040,000	999,149
4.6% 5/15/28	400,000	399,753
		4,383,885
Media - 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.75% 2/15/28	300,000	275,125
4.2% 3/15/28	520,000	486,291
4.5% 2/1/24	980,000	969,692
4.908% 7/23/25	360,000	354,010
Comcast Corp.:
2.35% 1/15/27	270,000	249,865
3.15% 3/1/26	750,000	724,244
3.375% 2/15/25	920,000	899,797
3.375% 8/15/25	940,000	912,971
3.7% 4/15/24	1,970,000	1,948,427
3.95% 10/15/25	470,000	461,947
4.55% 1/15/29	1,000,000	995,952
Discovery Communications LLC:
3.9% 11/15/24	100,000	97,263
4.9% 3/11/26	1,190,000	1,174,834
Fox Corp. 4.03% 1/25/24	650,000	642,831
Grupo Televisa SA de CV 6.625% 3/18/25	290,000	293,770
Magallanes, Inc.:
3.638% 3/15/25	700,000	677,447
3.755% 3/15/27	1,640,000	1,536,896
Paramount Global:
2.9% 1/15/27	190,000	168,811
3.375% 2/15/28	200,000	176,319
4.75% 5/15/25	440,000	428,657
TCI Communications, Inc. 7.875% 2/15/26	620,000	666,786
TWDC Enterprises 18 Corp.:
1.85% 7/30/26	120,000	110,717
2.95% 6/15/27	820,000	773,911
3% 2/13/26	130,000	124,922
		15,151,485
Wireless Telecommunication Services - 0.3%
Rogers Communications, Inc. 3.2% 3/15/27 (b)	580,000	539,944
T-Mobile U.S.A., Inc.:
1.5% 2/15/26	290,000	263,371
3.5% 4/15/25	1,030,000	998,749
3.75% 4/15/27	470,000	446,499
4.95% 3/15/28	2,000,000	1,992,569
5.375% 4/15/27	1,020,000	1,019,995
Vodafone Group PLC:
3.75% 1/16/24	1,170,000	1,155,998
4.125% 5/30/25	190,000	186,582
		6,603,707
TOTAL COMMUNICATION SERVICES		38,810,952
CONSUMER DISCRETIONARY - 1.8%
Automobile Components - 0.0%
Magna International, Inc. 4.15% 10/1/25	360,000	350,910
Automobiles - 0.7%
American Honda Finance Corp.:
1% 9/10/25	1,450,000	1,329,993
1.2% 7/8/25	505,000	467,202
1.5% 1/13/25	240,000	226,967
2.15% 9/10/24	740,000	711,845
3.5% 2/15/28	560,000	535,387
3.55% 1/12/24	250,000	247,022
4.6% 4/17/25	700,000	695,759
General Motors Co. 4% 4/1/25	390,000	378,995
General Motors Financial Co., Inc.:
1.05% 3/8/24	1,027,000	993,094
1.25% 1/8/26	1,070,000	960,763
2.7% 8/20/27	580,000	516,940
3.5% 11/7/24	370,000	358,538
3.95% 4/13/24	320,000	314,951
4% 1/15/25	530,000	516,737
4% 10/6/26	640,000	610,211
4.3% 7/13/25	840,000	818,259
5% 4/9/27	960,000	942,289
5.1% 1/17/24	1,503,000	1,497,311
5.25% 3/1/26	590,000	585,210
5.4% 4/6/26	1,000,000	995,565
Toyota Motor Corp.:
0.681% 3/25/24	1,230,000	1,182,802
1.339% 3/25/26	110,000	100,487
2.358% 7/2/24	720,000	698,703
		15,685,030
Broadline Retail - 0.4%
Alibaba Group Holding Ltd. 3.6% 11/28/24	2,000,000	1,944,640
Amazon.com, Inc.:
0.8% 6/3/25	2,158,000	2,004,582
1% 5/12/26	1,168,000	1,059,175
1.2% 6/3/27	1,440,000	1,278,099
3.15% 8/22/27	1,120,000	1,068,497
4.55% 12/1/27	420,000	423,306
eBay, Inc.:
1.4% 5/10/26	666,000	602,499
3.45% 8/1/24	100,000	97,817
Kohl's Corp. 10.75% 5/15/25	290,000	295,483
		8,774,098
Hotels, Restaurants & Leisure - 0.2%
Expedia, Inc.:
3.8% 2/15/28	490,000	459,777
5% 2/15/26	330,000	328,143
Marriott International, Inc.:
3.125% 6/15/26	190,000	179,452
3.6% 4/15/24	1,430,000	1,410,623
5% 10/15/27	450,000	450,690
McDonald's Corp.:
1.45% 9/1/25	110,000	102,085
3.3% 7/1/25	1,310,000	1,268,920
3.5% 7/1/27	240,000	230,507
3.7% 1/30/26	110,000	107,199
3.8% 4/1/28	170,000	164,390
Starbucks Corp.:
2.45% 6/15/26	350,000	328,606
3.8% 8/15/25	583,000	569,797
		5,600,189
Household Durables - 0.1%
D.R. Horton, Inc. 1.3% 10/15/26	750,000	664,015
Lennar Corp.:
4.5% 4/30/24	400,000	397,199
4.75% 5/30/25	400,000	394,111
4.75% 11/29/27	350,000	342,819
5.875% 11/15/24	100,000	100,148
Toll Brothers Finance Corp. 4.35% 2/15/28	370,000	349,680
		2,247,972
Leisure Products - 0.0%
Hasbro, Inc.:
3.5% 9/15/27	360,000	338,670
3.55% 11/19/26	200,000	188,189
		526,859
Specialty Retail - 0.3%
Advance Auto Parts, Inc. 5.95% 3/9/28	244,000	248,120
AutoZone, Inc.:
3.125% 4/21/26	270,000	256,703
4.5% 2/1/28	160,000	158,270
Lowe's Companies, Inc.:
4% 4/15/25	2,863,000	2,809,212
4.8% 4/1/26	700,000	698,320
Ross Stores, Inc. 4.6% 4/15/25	450,000	445,028
The Home Depot, Inc.:
2.125% 9/15/26	480,000	446,429
2.8% 9/14/27	1,220,000	1,145,792
3% 4/1/26	100,000	96,525
3.35% 9/15/25	720,000	700,394
		7,004,793
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc.:
2.4% 3/27/25	836,000	804,618
2.75% 3/27/27	550,000	520,904
		1,325,522
TOTAL CONSUMER DISCRETIONARY		41,515,373
CONSUMER STAPLES - 1.8%
Beverages - 0.5%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 3.65% 2/1/26	780,000	759,454
Anheuser-Busch InBev Worldwide, Inc. 4% 4/13/28	180,000	176,136
Constellation Brands, Inc.:
3.6% 5/9/24	960,000	941,455
3.7% 12/6/26	340,000	326,557
4.35% 5/9/27	250,000	245,416
4.75% 11/15/24	710,000	704,863
Diageo Capital PLC 5.3% 10/24/27	650,000	668,693
Dr. Pepper Snapple Group, Inc.:
2.55% 9/15/26	110,000	102,068
3.4% 11/15/25	150,000	144,662
3.43% 6/15/27	340,000	323,995
4.417% 5/25/25	237,000	234,272
Molson Coors Beverage Co. 3% 7/15/26	840,000	790,956
PepsiCo, Inc.:
2.25% 3/19/25	1,870,000	1,795,010
2.375% 10/6/26	500,000	471,693
3% 10/15/27	1,040,000	989,529
3.6% 3/1/24	120,000	118,476
The Coca-Cola Co.:
1.45% 6/1/27	610,000	553,783
1.75% 9/6/24	510,000	492,733
2.9% 5/25/27	760,000	725,039
		10,564,790
Consumer Staples Distribution & Retail - 0.3%
Dollar General Corp. 4.625% 11/1/27	1,000,000	993,011
Kroger Co.:
2.65% 10/15/26	120,000	112,256
3.5% 2/1/26	200,000	193,451
Sysco Corp.:
3.25% 7/15/27	340,000	320,468
3.3% 7/15/26	590,000	563,472
Target Corp.:
2.25% 4/15/25	313,000	298,903
2.5% 4/15/26	420,000	400,671
3.5% 7/1/24	570,000	561,044
Walgreens Boots Alliance, Inc.:
3.45% 6/1/26	360,000	341,680
3.8% 11/18/24	910,000	888,547
Walmart, Inc.:
2.85% 7/8/24	370,000	361,719
3.05% 7/8/26	1,150,000	1,111,687
3.55% 6/26/25	280,000	275,106
3.9% 4/15/28	300,000	296,662
3.95% 9/9/27	800,000	795,430
		7,514,107
Food Products - 0.4%
Bunge Ltd. Finance Corp. 3.25% 8/15/26	600,000	566,972
Campbell Soup Co. 4.15% 3/15/28	550,000	534,118
Conagra Brands, Inc.:
4.3% 5/1/24	700,000	690,128
4.6% 11/1/25	230,000	228,052
General Mills, Inc. 4% 4/17/25	490,000	480,821
JBS U.S.A. Lux SA / JBS Food Co. 5.125% 2/1/28 (b)	590,000	568,536
Kellogg Co. 3.4% 11/15/27	450,000	425,472
Kraft Heinz Foods Co.:
3% 6/1/26	430,000	407,932
3.875% 5/15/27	800,000	774,868
McCormick & Co., Inc. 3.4% 8/15/27	390,000	367,559
Mondelez International, Inc. 2.625% 3/17/27	500,000	465,773
The J.M. Smucker Co. 3.375% 12/15/27	360,000	339,031
Tyson Foods, Inc.:
3.55% 6/2/27	550,000	520,092
4% 3/1/26	550,000	534,302
Unilever Capital Corp.:
2% 7/28/26	280,000	261,008
2.6% 5/5/24	1,280,000	1,247,177
3.1% 7/30/25	370,000	357,819
3.25% 3/7/24	900,000	886,042
		9,655,702
Household Products - 0.1%
Colgate-Palmolive Co. 4.8% 3/2/26	640,000	649,874
Procter & Gamble Co.:
0.55% 10/29/25	640,000	584,670
1% 4/23/26	550,000	501,137
2.85% 8/11/27	1,080,000	1,027,201
		2,762,882
Personal Care Products - 0.1%
Kenvue, Inc.:
5.05% 3/22/28 (b)	590,000	602,627
5.35% 3/22/26 (b)	220,000	223,611
		826,238
Tobacco - 0.4%
Altria Group, Inc.:
2.35% 5/6/25	270,000	255,851
2.625% 9/16/26	390,000	364,117
3.8% 2/14/24	690,000	681,818
4.4% 2/14/26	100,000	98,875
BAT Capital Corp.:
2.259% 3/25/28	450,000	386,656
3.215% 9/6/26	200,000	187,023
3.222% 8/15/24	1,700,000	1,650,041
3.557% 8/15/27	1,040,000	956,198
4.7% 4/2/27	250,000	243,898
BAT International Finance PLC 1.668% 3/25/26	680,000	612,821
Philip Morris International, Inc.:
1.5% 5/1/25	760,000	711,587
2.875% 5/1/24	1,810,000	1,766,742
3.125% 8/17/27	220,000	207,143
4.875% 2/15/28	500,000	498,231
5.125% 11/17/27	600,000	606,177
Reynolds American, Inc. 4.45% 6/12/25	650,000	635,905
		9,863,083
TOTAL CONSUMER STAPLES		41,186,802
ENERGY - 2.2%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 2.061% 12/15/26	660,000	599,049
Oil, Gas & Consumable Fuels - 2.2%
Boardwalk Pipelines LP 4.45% 7/15/27	420,000	405,968
Canadian Natural Resources Ltd.:
2.05% 7/15/25	280,000	262,923
3.85% 6/1/27	590,000	560,931
Cenovus Energy, Inc. 5.375% 7/15/25	280,000	278,100
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	340,000	337,157
5.875% 3/31/25	770,000	770,766
Chevron Corp.:
1.554% 5/11/25	1,000,000	943,046
2.895% 3/3/24	2,510,000	2,469,264
2.954% 5/16/26	810,000	777,728
3.326% 11/17/25	250,000	243,491
Chevron U.S.A., Inc. 3.9% 11/15/24	110,000	108,447
Columbia Pipeline Group, Inc. 4.5% 6/1/25	400,000	393,282
ConocoPhillips Co. 2.4% 3/7/25	1,200,000	1,151,063
DCP Midstream Operating LP:
5.375% 7/15/25	100,000	98,897
5.625% 7/15/27	330,000	332,285
Devon Energy Corp. 5.25% 9/15/24	500,000	498,029
Enbridge, Inc.:
1.6% 10/4/26	500,000	446,990
3.5% 6/10/24	220,000	214,976
3.7% 7/15/27	330,000	314,655
Energy Transfer LP:
2.9% 5/15/25	1,010,000	959,586
3.9% 5/15/24 (c)	2,180,000	2,140,563
4.9% 2/1/24	1,140,000	1,129,207
5.5% 6/1/27	100,000	100,253
5.875% 1/15/24	365,000	365,082
5.95% 12/1/25	370,000	373,381
Enterprise Products Operating LP:
3.75% 2/15/25	370,000	362,953
5.05% 1/10/26	2,000,000	2,015,717
EOG Resources, Inc. 3.15% 4/1/25	1,610,000	1,557,007
EQT Corp.:
3.9% 10/1/27	250,000	232,256
5.678% 10/1/25	1,500,000	1,498,890
Equinor ASA:
2.875% 4/6/25	2,700,000	2,608,143
3.7% 3/1/24	1,000,000	987,244
Exxon Mobil Corp.:
2.019% 8/16/24	3,230,000	3,122,521
2.275% 8/16/26	650,000	610,474
2.992% 3/19/25	900,000	872,781
Hess Corp. 4.3% 4/1/27	350,000	339,019
Kinder Morgan, Inc.:
1.75% 11/15/26	610,000	543,006
4.3% 3/1/28	410,000	396,252
Marathon Oil Corp. 4.4% 7/15/27	390,000	375,442
Marathon Petroleum Corp. 4.7% 5/1/25	1,675,000	1,653,636
MPLX LP:
1.75% 3/1/26	840,000	765,817
4% 3/15/28	1,070,000	1,016,217
4.25% 12/1/27	580,000	557,850
ONEOK, Inc. 5.85% 1/15/26	520,000	525,913
Phillips 66 Co.:
3.55% 10/1/26	390,000	369,299
3.85% 4/9/25	1,000,000	976,292
Pioneer Natural Resources Co. 1.125% 1/15/26	270,000	244,304
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	920,000	892,476
4.5% 12/15/26	230,000	222,336
4.65% 10/15/25	140,000	137,634
Sabine Pass Liquefaction LLC:
4.2% 3/15/28	400,000	381,058
5% 3/15/27	790,000	780,683
5.625% 3/1/25	1,050,000	1,049,587
5.875% 6/30/26	450,000	456,478
Shell International Finance BV:
2% 11/7/24	700,000	673,553
2.875% 5/10/26	960,000	918,969
3.25% 5/11/25	310,000	301,959
Spectra Energy Partners LP 4.75% 3/15/24	1,050,000	1,040,651
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.5% 7/15/27	710,000	712,537
Tennessee Gas Pipeline Co. 7% 3/15/27	540,000	570,257
The Williams Companies, Inc.:
3.75% 6/15/27	980,000	933,476
4% 9/15/25	760,000	738,794
4.5% 11/15/23	810,000	805,641
Total Capital International SA:
3.7% 1/15/24	190,000	188,098
3.75% 4/10/24	1,400,000	1,381,072
TransCanada PipeLines Ltd.:
1% 10/12/24	630,000	591,480
4.875% 1/15/26	340,000	337,827
Valero Energy Corp. 2.85% 4/15/25	1,000,000	958,160
Western Gas Partners LP:
3.35% 2/1/25	250,000	238,544
4.5% 3/1/28	410,000	384,942
		52,003,315
TOTAL ENERGY		52,602,364
FINANCIALS - 14.7%
Banks - 8.6%
Banco Bilbao Vizcaya Argentaria SA 6.138% 9/14/28 (c)	200,000	202,603
Banco Santander SA:
1.722% 9/14/27 (c)	800,000	698,882
1.849% 3/25/26	1,200,000	1,078,424
3.892% 5/24/24	1,200,000	1,177,011
4.175% 3/24/28 (c)	600,000	564,129
4.379% 4/12/28	600,000	572,664
5.147% 8/18/25	200,000	197,379
5.179% 11/19/25	400,000	392,732
5.294% 8/18/27	400,000	395,571
Bank of America Corp.:
3 month U.S. LIBOR + 0.640% 2.015% 2/13/26 (c)(d)	1,250,000	1,172,203
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.290% 5.08% 1/20/27 (c)(d)	1,100,000	1,091,728
0.523% 6/14/24 (c)	1,200,000	1,197,494
0.81% 10/24/24 (c)	1,880,000	1,842,626
0.981% 9/25/25 (c)	2,000,000	1,874,383
1.319% 6/19/26 (c)	1,000,000	917,282
1.658% 3/11/27 (c)	820,000	740,714
1.734% 7/22/27 (c)	3,260,000	2,907,276
2.456% 10/22/25 (c)	1,400,000	1,335,589
3.419% 12/20/28 (c)	1,290,000	1,186,274
3.458% 3/15/25 (c)	1,500,000	1,471,022
3.593% 7/21/28 (c)	1,120,000	1,044,007
3.864% 7/23/24 (c)	100,000	99,693
3.875% 8/1/25	2,130,000	2,077,753
3.95% 4/21/25	580,000	564,972
4.2% 8/26/24	320,000	314,754
4.25% 10/22/26	2,030,000	1,963,704
4.376% 4/27/28 (c)	1,900,000	1,837,055
4.948% 7/22/28 (c)	1,200,000	1,186,928
5.202% 4/25/29 (c)	750,000	747,370
6.204% 11/10/28 (c)	800,000	827,425
Bank of Montreal:
0.949% 1/22/27 (c)	100,000	89,545
1.25% 9/15/26	750,000	662,971
4.338% 10/5/28 (c)	1,650,000	1,627,385
4.7% 9/14/27	1,690,000	1,669,743
Bank of Nova Scotia:
1.05% 3/2/26	590,000	528,407
1.3% 9/15/26	110,000	97,133
2.2% 2/3/25	350,000	332,323
3.4% 2/11/24	1,170,000	1,149,755
4.5% 12/16/25	1,300,000	1,266,301
4.75% 2/2/26	1,500,000	1,490,092
Barclays PLC:
2.279% 11/24/27 (c)	1,940,000	1,723,739
2.852% 5/7/26 (c)	400,000	375,872
3.932% 5/7/25 (c)	1,410,000	1,379,780
4.375% 9/11/24	1,220,000	1,190,099
4.375% 1/12/26	520,000	502,219
5.2% 5/12/26	200,000	194,072
5.501% 8/9/28 (c)	200,000	196,994
5.829% 5/9/27 (c)	600,000	598,672
7.385% 11/2/28 (c)	1,000,000	1,054,564
BB&T Corp. 3.75% 12/6/23	1,190,000	1,176,401
Canadian Imperial Bank of Commerce:
0.5% 12/14/23	100,000	97,320
1.25% 6/22/26	590,000	524,795
3.1% 4/2/24	1,200,000	1,176,271
3.945% 8/4/25	530,000	513,540
Citigroup, Inc.:
3 month U.S. LIBOR + 1.020% 4.044% 6/1/24 (c)(d)	210,000	210,000
CME Term SOFR 3 Month Index + 1.150% 3.52% 10/27/28 (c)(d)	1,650,000	1,535,182
1.122% 1/28/27 (c)	2,100,000	1,877,518
1.462% 6/9/27 (c)	2,200,000	1,961,007
3.106% 4/8/26 (c)	2,040,000	1,955,532
3.3% 4/27/25	1,420,000	1,377,878
3.352% 4/24/25 (c)	1,400,000	1,368,312
3.668% 7/24/28 (c)	590,000	554,594
3.887% 1/10/28 (c)	1,130,000	1,075,436
4.075% 4/23/29 (c)	650,000	614,167
4.4% 6/10/25	140,000	136,720
4.45% 9/29/27	350,000	336,303
4.6% 3/9/26	750,000	731,753
5.5% 9/13/25	1,500,000	1,499,663
Comerica, Inc. 3.7% 7/31/23	100,000	98,567
Discover Bank 2.45% 9/12/24	1,150,000	1,086,471
Export-Import Bank of Korea:
0.625% 2/9/26	1,200,000	1,067,256
2.375% 6/25/24	710,000	689,636
Fifth Third Bancorp:
2.375% 1/28/25	1,280,000	1,187,131
3.65% 1/25/24	450,000	440,840
6.361% 10/27/28 (c)	500,000	501,938
HSBC Holdings PLC:
0.732% 8/17/24 (c)	800,000	790,263
0.976% 5/24/25 (c)	2,000,000	1,899,990
2.013% 9/22/28 (c)	3,240,000	2,803,738
2.251% 11/22/27 (c)	690,000	613,674
2.633% 11/7/25 (c)	1,600,000	1,523,482
2.999% 3/10/26 (c)	5,000,000	4,748,179
4.25% 3/14/24	510,000	501,874
4.25% 8/18/25	444,000	429,025
4.292% 9/12/26 (c)	300,000	290,022
6.161% 3/9/29 (c)	400,000	407,849
Huntington National Bank:
4.552% 5/17/28 (c)	590,000	548,575
5.699% 11/18/25 (c)	830,000	787,255
ING Groep NV:
1.726% 4/1/27 (c)	484,000	433,879
4.017% 3/28/28 (c)	1,240,000	1,174,584
Intesa Sanpaolo SpA 5.25% 1/12/24	200,000	198,872
Japan Bank International Cooperation:
1.875% 7/21/26	5,300,000	4,891,241
2.5% 5/23/24	200,000	194,612
JPMorgan Chase & Co.:
0.768% 8/9/25 (c)	2,100,000	1,976,158
0.824% 6/1/25 (c)	1,000,000	950,038
1.04% 2/4/27 (c)	1,500,000	1,341,194
1.045% 11/19/26 (c)	470,000	423,222
1.47% 9/22/27 (c)	690,000	611,506
1.578% 4/22/27 (c)	3,211,000	2,884,970
2.083% 4/22/26 (c)	1,500,000	1,410,345
2.301% 10/15/25 (c)	1,200,000	1,146,608
3.2% 6/15/26	150,000	142,907
3.22% 3/1/25 (c)	730,000	716,012
3.54% 5/1/28 (c)	510,000	481,423
3.625% 12/1/27	450,000	425,117
3.797% 7/23/24 (c)	860,000	857,510
4.005% 4/23/29 (c)	1,960,000	1,860,281
4.125% 12/15/26	460,000	450,418
4.323% 4/26/28 (c)	3,000,000	2,920,089
4.851% 7/25/28 (c)	1,050,000	1,044,405
KeyBank NA 3.3% 6/1/25	1,200,000	1,091,703
Korea Development Bank 0.4% 6/19/24	2,200,000	2,090,152
Lloyds Banking Group PLC:
1.627% 5/11/27 (c)	210,000	187,573
2.438% 2/5/26 (c)	200,000	188,903
3.574% 11/7/28 (c)	1,310,000	1,197,375
3.75% 3/18/28 (c)	300,000	279,979
3.9% 3/12/24	200,000	196,794
4.5% 11/4/24	2,290,000	2,229,681
4.65% 3/24/26	330,000	315,123
5.871% 3/6/29 (c)	240,000	241,847
Manufacturers & Traders Trust Co. 4.7% 1/27/28	1,220,000	1,141,636
Mitsubishi UFJ Financial Group, Inc.:
1.412% 7/17/25	730,000	669,109
1.538% 7/20/27 (c)	900,000	796,640
2.757% 9/13/26	1,110,000	1,024,543
2.801% 7/18/24	3,500,000	3,389,065
3.407% 3/7/24	270,000	265,376
3.961% 3/2/28	450,000	430,410
5.017% 7/20/28 (c)	1,050,000	1,037,800
5.242% 4/19/29 (c)	300,000	299,158
5.354% 9/13/28 (c)	300,000	300,428
5.422% 2/22/29 (c)	1,000,000	1,001,860
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (c)	1,708,000	1,683,038
1.234% 5/22/27 (c)	210,000	185,241
1.241% 7/10/24 (c)	880,000	875,502
1.554% 7/9/27 (c)	743,000	656,923
2.226% 5/25/26 (c)	200,000	186,597
2.839% 7/16/25 (c)	200,000	192,822
5.414% 9/13/28 (c)	200,000	200,810
National Australia Bank Ltd.:
3.375% 1/14/26	800,000	771,084
3.905% 6/9/27	1,140,000	1,104,678
NatWest Group PLC:
3.073% 5/22/28 (c)	500,000	454,387
3.875% 9/12/23	425,000	422,076
4.269% 3/22/25 (c)	200,000	196,619
4.519% 6/25/24 (c)	400,000	399,274
4.8% 4/5/26	990,000	975,851
5.125% 5/28/24	490,000	482,825
5.516% 9/30/28 (c)	200,000	199,076
5.847% 3/2/27 (c)	200,000	200,544
Oesterreichische Kontrollbank AG:
0.375% 9/17/25	583,000	532,902
3.125% 11/7/23	230,000	227,664
PNC Bank NA 3.25% 6/1/25	1,040,000	991,622
PNC Financial Services Group, Inc.:
1.15% 8/13/26	900,000	789,825
2.2% 11/1/24	560,000	532,820
5.354% 12/2/28 (c)	160,000	159,771
Rabobank Nederland 4.375% 8/4/25	360,000	350,557
Rabobank Nederland New York Branch 0.375% 1/12/24	1,700,000	1,646,780
Royal Bank of Canada:
0.875% 1/20/26	2,060,000	1,855,246
1.2% 4/27/26	2,080,000	1,866,789
2.05% 1/21/27	600,000	542,167
2.55% 7/16/24	1,190,000	1,150,412
3.625% 5/4/27	520,000	495,638
3.7% 10/5/23	560,000	556,175
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (c)	500,000	436,938
3.5% 6/7/24	210,000	204,091
4.5% 7/17/25	1,270,000	1,228,911
Santander UK Group Holdings PLC:
1.089% 3/15/25 (c)	400,000	381,910
1.532% 8/21/26 (c)	540,000	483,177
1.673% 6/14/27 (c)	420,000	363,893
3.823% 11/3/28 (c)	400,000	364,288
6.534% 1/10/29 (c)	800,000	812,632
Santander UK PLC 4% 3/13/24	100,000	98,467
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	1,500,000	1,380,584
2.174% 1/14/27	1,400,000	1,257,271
2.348% 1/15/25	800,000	757,784
2.632% 7/14/26	1,520,000	1,405,755
3.01% 10/19/26	240,000	223,743
3.544% 1/17/28	430,000	401,461
3.748% 7/19/23	115,000	114,688
3.936% 10/16/23	1,740,000	1,729,535
5.52% 1/13/28	650,000	660,364
Synchrony Bank:
5.4% 8/22/25	250,000	238,224
5.625% 8/23/27	500,000	466,816
The Toronto-Dominion Bank:
0.55% 3/4/24	4,440,000	4,276,109
0.75% 1/6/26	520,000	465,322
1.2% 6/3/26	390,000	347,630
2.65% 6/12/24	1,550,000	1,504,585
3.25% 3/11/24	280,000	275,019
3.625% 9/15/31 (c)	630,000	589,675
4.108% 6/8/27	520,000	500,542
5.156% 1/10/28	700,000	701,642
Truist Financial Corp.:
1.2% 8/5/25	1,100,000	994,134
1.267% 3/2/27 (c)	937,000	829,713
U.S. Bancorp:
2.375% 7/22/26	380,000	348,543
3.6% 9/11/24	1,360,000	1,322,474
3.7% 1/30/24	610,000	600,825
3.95% 11/17/25	2,530,000	2,438,039
5.727% 10/21/26 (c)	1,000,000	993,967
Wells Fargo & Co.:
0.805% 5/19/25 (c)	2,500,000	2,382,453
2.188% 4/30/26 (c)	510,000	479,766
2.393% 6/2/28 (c)	2,160,000	1,931,151
2.406% 10/30/25 (c)	1,390,000	1,328,066
3% 2/19/25	600,000	577,441
3% 10/23/26	100,000	93,290
3.196% 6/17/27 (c)	2,580,000	2,421,529
3.55% 9/29/25	1,350,000	1,302,988
3.584% 5/22/28 (c)	600,000	562,823
3.75% 1/24/24	960,000	949,229
3.908% 4/25/26 (c)	1,200,000	1,167,740
4.1% 6/3/26	460,000	443,468
4.54% 8/15/26 (c)	2,000,000	1,965,879
Westpac Banking Corp.:
2.85% 5/13/26	330,000	312,976
2.894% 2/4/30 (c)	630,000	587,431
3.3% 2/26/24	2,690,000	2,649,301
3.35% 3/8/27	360,000	342,330
4.043% 8/26/27	560,000	548,018
4.322% 11/23/31 (c)	720,000	672,584
5.457% 11/18/27	420,000	433,332
		203,094,277
Capital Markets - 2.7%
Affiliated Managers Group, Inc. 3.5% 8/1/25	130,000	124,295
Ameriprise Financial, Inc. 3% 4/2/25	820,000	785,030
Ares Capital Corp.:
2.15% 7/15/26	100,000	86,920
2.875% 6/15/27	250,000	217,819
3.25% 7/15/25	150,000	138,733
3.875% 1/15/26	800,000	742,531
4.2% 6/10/24	1,550,000	1,511,486
Bank of New York Mellon Corp.:
0.75% 1/28/26	540,000	485,163
3.4% 5/15/24	730,000	715,173
3.65% 2/4/24	2,550,000	2,516,014
4.414% 7/24/26 (c)	2,000,000	1,960,047
4.543% 2/1/29 (c)	1,000,000	982,754
BlackRock, Inc. 3.5% 3/18/24	410,000	403,624
Brookfield Finance, Inc. 3.9% 1/25/28	660,000	617,052
Charles Schwab Corp.:
0.75% 3/18/24	686,000	658,861
0.9% 3/11/26	940,000	824,611
2.45% 3/3/27	1,020,000	912,770
3.55% 2/1/24	450,000	443,225
3.85% 5/21/25	1,100,000	1,063,644
CME Group, Inc. 3% 3/15/25	310,000	299,638
Credit Suisse AG:
0.495% 2/2/24	1,200,000	1,146,216
1.25% 8/7/26	430,000	367,629
2.95% 4/9/25	1,500,000	1,403,504
3.7% 2/21/25	360,000	341,608
5% 7/9/27	520,000	500,783
Credit Suisse Group AG:
3.75% 3/26/25	400,000	375,600
4.55% 4/17/26	920,000	864,800
Deutsche Bank AG 4.5% 4/1/25	500,000	466,748
Deutsche Bank AG London Branch 3.7% 5/30/24	930,000	905,044
Deutsche Bank AG New York Branch:
1.686% 3/19/26	400,000	357,373
2.129% 11/24/26 (c)	1,400,000	1,241,900
2.311% 11/16/27 (c)	1,610,000	1,385,241
2.552% 1/7/28 (c)	390,000	339,107
4.875% 12/1/32 (c)	220,000	183,210
6.119% 7/14/26 (c)	170,000	167,018
6.72% 1/18/29 (c)	160,000	160,639
Franklin Resources, Inc. 2.85% 3/30/25	160,000	151,852
GE Capital Funding LLC 3.45% 5/15/25	330,000	318,827
Goldman Sachs Group, Inc.:
0.855% 2/12/26 (c)	550,000	503,550
1.093% 12/9/26 (c)	1,400,000	1,251,299
1.431% 3/9/27 (c)	1,660,000	1,491,371
1.948% 10/21/27 (c)	3,320,000	2,956,803
3.272% 9/29/25 (c)	800,000	773,619
3.615% 3/15/28 (c)	890,000	839,965
3.625% 2/20/24	440,000	433,269
3.691% 6/5/28 (c)	500,000	471,038
3.75% 2/25/26	1,170,000	1,129,929
3.814% 4/23/29 (c)	1,020,000	950,743
4.25% 10/21/25	370,000	360,475
4.482% 8/23/28 (c)	1,640,000	1,593,308
Intercontinental Exchange, Inc. 3.1% 9/15/27	1,060,000	995,667
Jefferies Financial Group, Inc. 4.85% 1/15/27	300,000	296,156
Moody's Corp. 3.75% 3/24/25	450,000	437,517
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.460% 5.5567% 11/10/23 (c)(d)	500,000	499,865
0.864% 10/21/25 (c)	2,300,000	2,136,633
0.985% 12/10/26 (c)	1,600,000	1,429,807
1.512% 7/20/27 (c)	4,650,000	4,140,908
1.593% 5/4/27 (c)	3,080,000	2,770,045
2.72% 7/22/25 (c)	1,040,000	1,003,060
3.591% 7/22/28 (c)	1,350,000	1,260,342
4.35% 9/8/26	120,000	117,039
5% 11/24/25	1,248,000	1,245,042
5.123% 2/1/29 (c)	1,500,000	1,492,502
5.164% 4/20/29 (c)	820,000	817,323
6.25% 8/9/26	140,000	144,147
NASDAQ, Inc. 3.85% 6/30/26	270,000	263,904
Nomura Holdings, Inc.:
1.653% 7/14/26	1,160,000	1,023,745
1.851% 7/16/25	1,000,000	918,978
5.386% 7/6/27	240,000	236,169
S&P Global, Inc. 2.45% 3/1/27	650,000	603,305
State Street Corp.:
1.684% 11/18/27 (c)	450,000	401,916
3.3% 12/16/24	1,790,000	1,736,069
3.776% 12/3/24 (c)	1,290,000	1,278,494
4.857% 1/26/26 (c)	1,000,000	993,594
		65,164,085
Consumer Finance - 1.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	300,000	281,650
1.75% 1/30/26	150,000	134,328
2.45% 10/29/26	2,512,000	2,239,966
2.875% 8/14/24	750,000	720,458
3.15% 2/15/24	400,000	392,152
3.65% 7/21/27	150,000	137,980
4.45% 10/1/25	440,000	423,242
4.5% 9/15/23	288,000	286,718
Ally Financial, Inc.:
1.45% 10/2/23	400,000	393,601
5.125% 9/30/24	330,000	322,276
5.8% 5/1/25	1,900,000	1,877,873
American Express Co.:
2.5% 7/30/24	3,102,000	3,001,185
3.3% 5/3/27	540,000	509,273
3.375% 5/3/24	2,160,000	2,118,299
3.4% 2/22/24	200,000	196,782
3.95% 8/1/25	1,500,000	1,463,603
5.85% 11/5/27	240,000	249,348
Capital One Financial Corp.:
3.3% 10/30/24	440,000	424,100
3.75% 7/28/26	340,000	318,432
3.8% 1/31/28	130,000	120,409
3.9% 1/29/24	1,270,000	1,254,422
4.2% 10/29/25	640,000	607,554
4.927% 5/10/28 (c)	1,660,000	1,594,087
5.468% 2/1/29 (c)	1,260,000	1,223,747
Discover Financial Services:
4.1% 2/9/27	290,000	270,267
4.5% 1/30/26	100,000	96,917
Ford Motor Credit Co. LLC 3.81% 1/9/24	200,000	196,156
GE Capital International Funding Co. 3.373% 11/15/25	550,000	527,263
John Deere Capital Corp.:
0.625% 9/10/24	2,000,000	1,894,968
2.35% 3/8/27	1,260,000	1,166,650
2.8% 9/8/27	1,000,000	935,369
3.65% 10/12/23	450,000	446,866
4.75% 1/20/28	540,000	545,389
Synchrony Financial:
3.7% 8/4/26	220,000	191,964
4.5% 7/23/25	448,000	416,227
Toyota Motor Credit Corp.:
0.8% 10/16/25	560,000	509,458
0.8% 1/9/26	1,120,000	1,013,420
1.8% 2/13/25	100,000	95,032
3% 4/1/25	860,000	831,097
3.95% 6/30/25	1,500,000	1,475,877
5.4% 11/10/25	1,500,000	1,518,772
		32,423,177
Financial Services - 1.6%
AB Svensk Exportkredit 4.625% 11/28/25	3,000,000	3,012,180
Berkshire Hathaway, Inc. 3.125% 3/15/26	1,120,000	1,088,062
Blackstone Private Credit Fund:
2.625% 12/15/26	200,000	170,538
2.7% 1/15/25	960,000	894,672
3.25% 3/15/27	360,000	309,462
4.7% 3/24/25	1,000,000	964,996
BP Capital Markets America, Inc.:
3.017% 1/16/27	1,060,000	1,004,103
3.41% 2/11/26	790,000	764,623
Brixmor Operating Partnership LP:
3.9% 3/15/27	170,000	158,221
4.125% 6/15/26	500,000	471,272
Corebridge Financial, Inc. 3.65% 4/5/27	540,000	505,258
DH Europe Finance II SARL 2.2% 11/15/24	700,000	670,767
Fidelity National Information Services, Inc.:
1.15% 3/1/26	609,000	545,731
1.65% 3/1/28	500,000	427,373
Fiserv, Inc.:
2.75% 7/1/24	2,250,000	2,184,324
3.2% 7/1/26	280,000	264,426
3.85% 6/1/25	100,000	97,436
Global Payments, Inc.:
1.2% 3/1/26	1,157,000	1,031,133
2.15% 1/15/27	200,000	178,562
2.65% 2/15/25	290,000	276,181
4.95% 8/15/27	160,000	157,433
Jackson Financial, Inc. 5.17% 6/8/27	180,000	172,120
KfW:
0.375% 7/18/25	1,650,000	1,518,033
2.5% 11/20/24	1,590,000	1,538,644
2.625% 2/28/24	2,000,000	1,960,604
3% 5/20/27	5,800,000	5,583,302
Landwirtschaftliche Rentenbank 2.5% 11/15/27	2,460,000	2,313,189
MasterCard, Inc.:
2% 3/3/25	1,100,000	1,051,087
3.3% 3/26/27	800,000	769,882
National Rural Utilities Cooperative Finance Corp. 4.45% 3/13/26	1,500,000	1,490,791
PayPal Holdings, Inc.:
1.65% 6/1/25	1,300,000	1,222,921
2.4% 10/1/24	320,000	308,898
3.9% 6/1/27	170,000	166,360
The Western Union Co.:
1.35% 3/15/26	330,000	293,250
2.85% 1/10/25	100,000	95,608
Visa, Inc.:
0.75% 8/15/27	600,000	526,931
2.75% 9/15/27	340,000	320,645
3.15% 12/14/25	2,600,000	2,515,606
		37,024,624
Insurance - 0.4%
ACE INA Holdings, Inc.:
3.35% 5/15/24	880,000	862,203
3.35% 5/3/26	620,000	604,547
Allstate Corp.:
0.75% 12/15/25	590,000	530,253
3.15% 6/15/23	100,000	99,879
5.75% 8/15/53 (c)	320,000	312,000
American International Group, Inc.:
2.5% 6/30/25	1,700,000	1,611,292
4.125% 2/15/24	620,000	613,962
Aon PLC 3.875% 12/15/25	570,000	552,347
Assurant, Inc. 4.9% 3/27/28	110,000	104,828
Athene Holding Ltd. 4.125% 1/12/28	320,000	295,933
Brighthouse Financial, Inc. 3.7% 6/22/27	300,000	276,253
Manulife Financial Corp.:
ICE USD Swap Rate 11am NY 5Y + 1.640% 4.061% 2/24/32 (c)(d)	230,000	216,176
2.484% 5/19/27	520,000	481,987
Marsh & McLennan Companies, Inc.:
3.5% 3/10/25	1,140,000	1,112,112
3.875% 3/15/24	732,000	722,425
MetLife, Inc. 3.6% 4/10/24	200,000	196,910
Pricoa Global Funding I 5.625% 6/15/43 (c)	1,030,000	1,029,485
Progressive Corp. 2.5% 3/15/27	350,000	324,616
Prudential Financial, Inc.:
1.5% 3/10/26	160,000	146,945
5.2% 3/15/44 (c)	220,000	214,062
Willis Group North America, Inc. 4.65% 6/15/27	300,000	292,926
		10,601,141
TOTAL FINANCIALS		348,307,304
HEALTH CARE - 2.7%
Biotechnology - 0.5%
AbbVie, Inc.:
2.6% 11/21/24	1,010,000	972,492
2.95% 11/21/26	1,830,000	1,726,351
3.2% 5/14/26	100,000	95,991
3.8% 3/15/25	800,000	782,492
3.85% 6/15/24	1,845,000	1,818,431
Amgen, Inc.:
1.9% 2/21/25	600,000	567,474
3.2% 11/2/27	1,460,000	1,373,300
3.625% 5/22/24	730,000	716,313
5.15% 3/2/28	1,720,000	1,734,226
Gilead Sciences, Inc.:
2.95% 3/1/27	110,000	103,834
3.5% 2/1/25	2,490,000	2,425,304
3.65% 3/1/26	210,000	203,842
		12,520,050
Health Care Equipment & Supplies - 0.4%
Abbott Laboratories:
2.95% 3/15/25	850,000	827,794
3.875% 9/15/25	670,000	659,501
Baxter International, Inc. 1.915% 2/1/27	1,200,000	1,069,502
Becton, Dickinson & Co.:
3.363% 6/6/24	993,000	972,055
3.7% 6/6/27	610,000	585,051
Boston Scientific Corp. 3.45% 3/1/24	1,498,000	1,472,050
GE Healthcare Holding LLC 5.65% 11/15/27 (b)	890,000	907,967
Stryker Corp.:
1.15% 6/15/25	1,090,000	1,008,079
3.375% 5/15/24	540,000	528,803
Zimmer Biomet Holdings, Inc.:
3.05% 1/15/26	250,000	238,060
3.55% 4/1/25	870,000	842,254
		9,111,116
Health Care Providers & Services - 0.9%
Aetna, Inc. 3.5% 11/15/24	980,000	955,285
Cardinal Health, Inc. 3.41% 6/15/27	730,000	695,383
Centene Corp. 4.25% 12/15/27	770,000	723,631
Cigna Group:
1.25% 3/15/26	1,280,000	1,157,288
3.25% 4/15/25	800,000	772,638
4.5% 2/25/26	130,000	128,591
CVS Health Corp.:
1.3% 8/21/27	1,080,000	932,139
2.625% 8/15/24	224,000	217,057
2.875% 6/1/26	530,000	501,310
3% 8/15/26	560,000	527,857
3.375% 8/12/24	1,310,000	1,282,052
4.3% 3/25/28	2,060,000	2,007,543
Elevance Health, Inc.:
2.375% 1/15/25	1,560,000	1,490,457
3.65% 12/1/27	460,000	438,529
HCA Holdings, Inc.:
4.5% 2/15/27	820,000	799,419
5.25% 4/15/25	700,000	694,355
5.25% 6/15/26	1,730,000	1,717,849
5.375% 9/1/26	260,000	258,986
Humana, Inc. 1.35% 2/3/27	1,115,000	978,588
McKesson Corp. 1.3% 8/15/26	640,000	569,884
Sabra Health Care LP 5.125% 8/15/26	210,000	198,828
UnitedHealth Group, Inc.:
1.15% 5/15/26	886,000	806,720
2.375% 8/15/24	400,000	387,493
4.25% 1/15/29	570,000	561,495
5.25% 2/15/28	1,250,000	1,286,559
Universal Health Services, Inc. 1.65% 9/1/26	270,000	237,690
		20,327,626
Life Sciences Tools & Services - 0.0%
Revvity, Inc. 0.85% 9/15/24	200,000	188,397
Thermo Fisher Scientific, Inc. 4.8% 11/21/27	360,000	366,675
		555,072
Pharmaceuticals - 0.9%
AstraZeneca Finance LLC:
1.2% 5/28/26	2,000,000	1,810,935
4.875% 3/3/28	590,000	597,506
Bristol-Myers Squibb Co.:
0.75% 11/13/25	1,100,000	1,005,745
2.9% 7/26/24	1,700,000	1,659,808
3.2% 6/15/26	296,000	285,662
GlaxoSmithKline Capital PLC 3% 6/1/24	240,000	234,753
GlaxoSmithKline Capital, Inc. 3.625% 5/15/25	1,000,000	979,206
GSK Consumer Healthcare Capital U.S. LLC 3.375% 3/24/27	1,230,000	1,162,248
Johnson & Johnson:
0.55% 9/1/25	1,000,000	919,608
0.95% 9/1/27	580,000	509,881
2.45% 3/1/26	640,000	610,029
2.625% 1/15/25	700,000	680,305
Merck & Co., Inc. 1.7% 6/10/27	2,000,000	1,810,906
Novartis Capital Corp.:
1.75% 2/14/25	200,000	190,419
2% 2/14/27	580,000	536,138
3% 11/20/25	1,010,000	975,948
3.1% 5/17/27	120,000	115,206
3.4% 5/6/24	385,000	378,021
Pfizer Investment Enterprises 4.45% 5/19/28	2,300,000	2,291,486
Pfizer, Inc.:
2.75% 6/3/26	620,000	592,455
2.95% 3/15/24	720,000	707,137
3% 12/15/26	110,000	105,029
3.2% 9/15/23	700,000	695,736
Shire Acquisitions Investments Ireland DAC:
2.875% 9/23/23	684,000	677,917
3.2% 9/23/26	480,000	452,947
Utah Acquisition Sub, Inc. 3.95% 6/15/26	1,260,000	1,197,937
Viatris, Inc. 1.65% 6/22/25	240,000	220,923
Zoetis, Inc. 3% 9/12/27	480,000	451,444
		21,855,335
TOTAL HEALTH CARE		64,369,199
INDUSTRIALS - 1.8%
Aerospace & Defense - 0.5%
General Dynamics Corp.:
2.125% 8/15/26	180,000	167,401
2.375% 11/15/24	290,000	279,065
3.25% 4/1/25	120,000	116,618
3.5% 5/15/25	820,000	803,502
Huntington Ingalls Industries, Inc. 3.844% 5/1/25	210,000	203,436
Lockheed Martin Corp.:
3.55% 1/15/26	376,000	367,888
5.1% 11/15/27	350,000	359,937
Northrop Grumman Corp. 2.93% 1/15/25	1,460,000	1,407,909
Raytheon Technologies Corp.:
3.5% 3/15/27	1,010,000	967,738
3.65% 8/16/23	18,000	17,922
3.95% 8/16/25	1,320,000	1,295,565
The Boeing Co.:
1.95% 2/1/24	1,320,000	1,289,366
2.196% 2/4/26	2,740,000	2,549,789
2.75% 2/1/26	350,000	327,799
2.85% 10/30/24	950,000	917,093
3.1% 5/1/26	100,000	94,202
4.875% 5/1/25	1,790,000	1,771,737
		12,936,967
Air Freight & Logistics - 0.1%
FedEx Corp.:
3.25% 4/1/26	310,000	298,893
3.4% 2/15/28	100,000	94,271
United Parcel Service, Inc.:
2.4% 11/15/26	210,000	196,855
2.8% 11/15/24	130,000	126,260
3.05% 11/15/27	530,000	502,872
3.9% 4/1/25	420,000	413,991
		1,633,142
Building Products - 0.1%
Carrier Global Corp. 2.242% 2/15/25	1,362,000	1,290,446
Owens Corning 3.4% 8/15/26	260,000	247,171
		1,537,617
Commercial Services & Supplies - 0.0%
FMS Wertmanagement AoeR 2.75% 1/30/24	200,000	196,608
Republic Services, Inc.:
2.5% 8/15/24	100,000	96,718
2.9% 7/1/26	530,000	500,926
3.2% 3/15/25	130,000	125,859
Waste Management, Inc. 0.75% 11/15/25	290,000	263,190
		1,183,301
Electrical Equipment - 0.0%
Hubbell, Inc. 3.35% 3/1/26	110,000	105,370
Regal Rexnord Corp. 6.05% 2/15/26 (b)	350,000	350,760
		456,130
Ground Transportation - 0.2%
Burlington Northern Santa Fe LLC:
3.25% 6/15/27	100,000	95,780
3.4% 9/1/24	970,000	950,805
Canadian National Railway Co. 2.75% 3/1/26	100,000	95,087
Canadian Pacific Railway Co. 1.75% 12/2/26	1,133,000	1,027,915
CSX Corp. 3.35% 11/1/25	760,000	732,578
Norfolk Southern Corp. 2.9% 6/15/26	490,000	464,170
Union Pacific Corp.:
2.15% 2/5/27	100,000	92,349
2.75% 3/1/26	740,000	705,077
3.75% 3/15/24	410,000	405,381
3.75% 7/15/25	120,000	117,472
		4,686,614
Industrial Conglomerates - 0.1%
3M Co.:
2.25% 9/19/26	250,000	230,205
2.65% 4/15/25	55,000	52,683
2.875% 10/15/27	410,000	377,647
Honeywell International, Inc.:
1.1% 3/1/27	330,000	293,692
1.35% 6/1/25	1,100,000	1,030,850
2.3% 8/15/24	110,000	106,515
2.5% 11/1/26	410,000	386,827
		2,478,419
Machinery - 0.5%
Caterpillar Financial Services Corp.:
0.45% 9/14/23	400,000	394,995
0.95% 1/10/24	100,000	97,377
1.1% 9/14/27	680,000	589,573
1.15% 9/14/26	420,000	376,129
1.45% 5/15/25	1,120,000	1,049,465
1.7% 1/8/27	370,000	336,941
2.85% 5/17/24	1,180,000	1,152,844
3.25% 12/1/24	860,000	838,497
Caterpillar, Inc. 3.4% 5/15/24	750,000	736,070
Deere & Co. 2.75% 4/15/25	460,000	444,311
Illinois Tool Works, Inc. 3.5% 3/1/24	290,000	286,337
Ingersoll-Rand Luxembourg Finance SA 3.5% 3/21/26	310,000	296,554
Otis Worldwide Corp. 2.056% 4/5/25	550,000	519,465
Parker Hannifin Corp.:
2.7% 6/14/24	440,000	427,775
4.25% 9/15/27	800,000	779,930
Stanley Black & Decker, Inc.:
3.4% 3/1/26	610,000	582,070
6% 3/6/28	1,100,000	1,125,827
Westinghouse Air Brake Tech Co.:
3.2% 6/15/25	410,000	388,958
3.45% 11/15/26	280,000	263,780
4.4% 3/15/24	100,000	98,613
		10,785,511
Passenger Airlines - 0.1%
Delta Air Lines Pass Through Trust 3.204% 10/25/25	170,000	165,890
Southwest Airlines Co.:
5.125% 6/15/27	870,000	865,930
5.25% 5/4/25	980,000	975,099
United Airlines 2020-1 Class B Pass Through Trust 4.875% 7/15/27	219,200	209,185
		2,216,104
Professional Services - 0.0%
Automatic Data Processing, Inc. 3.375% 9/15/25	420,000	408,795
Leidos, Inc. 3.625% 5/15/25	210,000	202,675
Thomson Reuters Corp. 3.35% 5/15/26	260,000	249,007
		860,477
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
0.7% 2/15/24	570,000	549,606
2.2% 1/15/27	280,000	247,215
3.375% 7/1/25	2,230,000	2,115,008
3.625% 4/1/27	180,000	166,458
3.625% 12/1/27	570,000	519,337
4.25% 2/1/24	670,000	661,943
		4,259,567
TOTAL INDUSTRIALS		43,033,849
INFORMATION TECHNOLOGY - 2.4%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
2.95% 2/28/26	670,000	645,575
3.625% 3/4/24	1,490,000	1,472,136
		2,117,711
Electronic Equipment, Instruments & Components - 0.2%
Dell International LLC/EMC Corp.:
4% 7/15/24	710,000	698,893
5.85% 7/15/25	2,110,000	2,137,689
6.02% 6/15/26	630,000	644,838
6.1% 7/15/27	480,000	499,444
Flex Ltd.:
3.75% 2/1/26	280,000	266,817
4.75% 6/15/25	100,000	97,894
Teledyne Technologies, Inc. 1.6% 4/1/26	180,000	163,886
Tyco Electronics Group SA 4.5% 2/13/26	510,000	507,213
Vontier Corp. 1.8% 4/1/26	210,000	186,698
		5,203,372
IT Services - 0.2%
CDW LLC/CDW Finance Corp.:
2.67% 12/1/26	360,000	322,084
4.125% 5/1/25	250,000	241,348
5.5% 12/1/24	100,000	98,899
IBM Corp.:
1.7% 5/15/27	1,110,000	994,252
3% 5/15/24	1,400,000	1,367,669
3.45% 2/19/26	1,290,000	1,248,451
4.15% 7/27/27	570,000	560,132
4.5% 2/6/28	430,000	425,771
		5,258,606
Semiconductors & Semiconductor Equipment - 0.6%
Analog Devices, Inc. 2.95% 4/1/25	570,000	551,917
Broadcom Corp./Broadcom Cayman LP 3.875% 1/15/27	450,000	432,611
Broadcom, Inc.:
3.15% 11/15/25	1,846,000	1,761,825
3.459% 9/15/26	691,000	658,505
Intel Corp.:
2.6% 5/19/26	100,000	94,678
3.4% 3/25/25	1,643,000	1,604,995
3.7% 7/29/25	450,000	440,124
3.75% 3/25/27	350,000	339,687
3.75% 8/5/27	1,440,000	1,391,745
4.875% 2/10/28	150,000	151,085
Marvell Technology, Inc. 1.65% 4/15/26	270,000	243,796
Microchip Technology, Inc. 4.25% 9/1/25	600,000	584,814
Micron Technology, Inc.:
4.185% 2/15/27	330,000	317,944
4.975% 2/6/26	210,000	208,554
5.375% 4/15/28	120,000	118,391
NVIDIA Corp. 0.584% 6/14/24	1,500,000	1,429,461
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.:
2.7% 5/1/25	960,000	911,280
3.875% 6/18/26	170,000	163,678
4.4% 6/1/27	290,000	281,898
Qualcomm, Inc.:
2.9% 5/20/24	1,020,000	996,423
3.25% 5/20/27	1,050,000	1,007,527
		13,690,938
Software - 0.6%
Fortinet, Inc. 1% 3/15/26	210,000	188,863
Microsoft Corp.:
2.7% 2/12/25	2,120,000	2,055,396
2.875% 2/6/24	1,630,000	1,607,238
3.125% 11/3/25	620,000	602,876
3.3% 2/6/27	310,000	303,121
Oracle Corp.:
1.65% 3/25/26	2,766,000	2,526,270
2.3% 3/25/28	610,000	539,704
2.5% 4/1/25	1,700,000	1,620,676
2.65% 7/15/26	840,000	783,458
2.8% 4/1/27	440,000	406,280
5.8% 11/10/25	1,250,000	1,271,744
Roper Technologies, Inc.:
1% 9/15/25	518,000	472,198
3.65% 9/15/23	360,000	358,085
3.8% 12/15/26	280,000	269,169
VMware, Inc.:
1.4% 8/15/26	1,177,000	1,042,247
3.9% 8/21/27	440,000	418,638
4.5% 5/15/25	100,000	98,721
		14,564,684
Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.:
0.55% 8/20/25	1,100,000	1,011,851
0.7% 2/8/26	1,100,000	1,000,298
1.125% 5/11/25	1,500,000	1,405,507
1.8% 9/11/24	2,870,000	2,769,866
2.45% 8/4/26	100,000	94,685
2.5% 2/9/25	1,100,000	1,063,439
2.75% 1/13/25	600,000	583,238
2.9% 9/12/27	460,000	437,581
3% 6/20/27	640,000	614,363
3% 11/13/27	260,000	248,166
3.25% 2/23/26	1,530,000	1,487,752
3.45% 5/6/24	100,000	98,309
4% 5/10/28	1,600,000	1,593,216
Hewlett Packard Enterprise Co. 4.9% 10/15/25 (c)	1,310,000	1,301,404
HP, Inc.:
1.45% 6/17/26	1,000,000	899,593
3% 6/17/27	350,000	323,433
		14,932,701
TOTAL INFORMATION TECHNOLOGY		55,768,012
MATERIALS - 0.4%
Chemicals - 0.3%
Albemarle Corp. 4.65% 6/1/27	220,000	215,699
Celanese U.S. Holdings LLC 6.165% 7/15/27	1,380,000	1,389,430
Eastman Chemical Co. 3.8% 3/15/25	160,000	154,975
Ecolab, Inc. 5.25% 1/15/28	570,000	585,991
LYB International Finance III LLC 1.25% 10/1/25	800,000	727,779
Nutrien Ltd. 4.9% 3/27/28	620,000	614,594
PPG Industries, Inc. 1.2% 3/15/26	330,000	297,483
Sherwin-Williams Co.:
3.125% 6/1/24	1,090,000	1,063,182
3.45% 6/1/27	700,000	665,159
The Mosaic Co. 4.25% 11/15/23	380,000	377,423
		6,091,715
Containers & Packaging - 0.0%
Berry Global, Inc.:
1.57% 1/15/26	280,000	253,682
1.65% 1/15/27	120,000	104,379
WRKCo, Inc.:
3% 9/15/24	190,000	183,412
3.75% 3/15/25	400,000	386,995
4.65% 3/15/26	340,000	333,305
		1,261,773
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd.:
4.75% 2/28/28	440,000	442,743
4.875% 2/27/26	320,000	321,335
Nucor Corp.:
2% 6/1/25	240,000	225,240
3.95% 5/23/25	440,000	430,289
Southern Copper Corp. 3.875% 4/23/25	240,000	232,845
Vale Overseas Ltd. 6.25% 8/10/26	640,000	661,056
		2,313,508
TOTAL MATERIALS		9,666,996
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Alexandria Real Estate Equities, Inc. 3.45% 4/30/25	520,000	500,617
American Tower Corp.:
1.3% 9/15/25	677,000	617,972
1.6% 4/15/26	880,000	794,860
2.75% 1/15/27	130,000	119,540
3.375% 5/15/24	763,000	745,846
3.65% 3/15/27	690,000	652,078
4.4% 2/15/26	290,000	283,396
AvalonBay Communities, Inc.:
2.95% 5/11/26	430,000	405,536
3.45% 6/1/25	620,000	599,021
Boston Properties, Inc.:
2.75% 10/1/26	640,000	562,165
3.65% 2/1/26	320,000	296,302
3.8% 2/1/24	520,000	510,283
Crown Castle International Corp.:
1.05% 7/15/26	250,000	220,049
1.35% 7/15/25	439,000	403,947
2.9% 3/15/27	560,000	517,203
3.65% 9/1/27	370,000	348,046
3.7% 6/15/26	480,000	459,904
3.8% 2/15/28	290,000	272,644
4.45% 2/15/26	260,000	255,393
EPR Properties 4.5% 6/1/27	400,000	353,157
Equinix, Inc. 1.45% 5/15/26	491,000	439,672
ERP Operating LP 2.85% 11/1/26	610,000	566,053
Federal Realty Investment Trust 1.25% 2/15/26	290,000	260,752
Healthcare Trust of America Holdings LP 3.5% 8/1/26	240,000	222,082
Healthpeak Op LLC 1.35% 2/1/27	540,000	470,923
Hudson Pacific Properties LP 3.95% 11/1/27	250,000	183,240
Kilroy Realty LP 4.375% 10/1/25	300,000	276,972
Kimco Realty Op LLC 3.3% 2/1/25	1,630,000	1,566,380
National Retail Properties, Inc.:
3.5% 10/15/27	260,000	241,239
4% 11/15/25	240,000	230,866
Office Properties Income Trust 4.5% 2/1/25	730,000	609,379
Omega Healthcare Investors, Inc. 5.25% 1/15/26	500,000	485,994
Realty Income Corp.:
4.6% 2/6/24	450,000	447,238
4.625% 11/1/25	1,380,000	1,364,653
4.7% 12/15/28	500,000	487,993
4.875% 6/1/26	340,000	337,518
5.05% 1/13/26	500,000	496,592
Regency Centers LP 4.125% 3/15/28	280,000	263,543
Simon Property Group LP:
2% 9/13/24	970,000	926,175
3.25% 11/30/26	380,000	357,959
3.3% 1/15/26	800,000	765,763
3.375% 6/15/27	100,000	94,001
3.5% 9/1/25	360,000	347,360
SITE Centers Corp. 3.625% 2/1/25	320,000	301,458
Ventas Realty LP:
3.5% 4/15/24	100,000	97,734
3.5% 2/1/25	931,000	893,112
4.125% 1/15/26	120,000	115,200
VICI Properties LP 4.75% 2/15/28	550,000	523,435
Vornado Realty LP 2.15% 6/1/26	400,000	328,397
Welltower OP LLC:
3.625% 3/15/24	1,080,000	1,058,737
4% 6/1/25	320,000	310,319
4.25% 4/1/26	140,000	136,494
WP Carey, Inc. 4% 2/1/25	570,000	554,175
		24,679,367
Real Estate Management & Development - 0.1%
Brandywine Operating Partnership LP 3.95% 11/15/27	170,000	125,419
CBRE Group, Inc. 4.875% 3/1/26	250,000	245,495
Digital Realty Trust LP 3.7% 8/15/27	660,000	602,845
Essex Portfolio LP 3.5% 4/1/25	630,000	604,638
Mid-America Apartments LP 4% 11/15/25	480,000	469,235
Tanger Properties LP 3.875% 7/15/27	210,000	190,022
		2,237,654
TOTAL REAL ESTATE		26,917,021
UTILITIES - 2.0%
Electric Utilities - 1.3%
AEP Transmission Co. LLC 3.1% 12/1/26	180,000	170,367
American Electric Power Co., Inc.:
0.75% 11/1/23	880,000	862,275
1% 11/1/25	260,000	235,617
2.031% 3/15/24	1,110,000	1,074,098
3.2% 11/13/27	510,000	475,910
Cleco Corporate Holdings LLC 3.743% 5/1/26	220,000	208,365
Connecticut Light & Power Co.:
0.75% 12/1/25	100,000	89,971
3.2% 3/15/27	230,000	218,042
DTE Electric Co. 3.65% 3/15/24	360,000	355,100
Duke Energy Carolinas LLC 2.95% 12/1/26	240,000	226,668
Duke Energy Corp.:
0.9% 9/15/25	100,000	91,012
2.65% 9/1/26	340,000	315,695
3.25% 1/15/82 (c)	220,000	164,434
3.75% 4/15/24	1,100,000	1,082,431
3.95% 10/15/23	1,460,000	1,443,182
Duke Energy Florida LLC 3.2% 1/15/27	260,000	247,732
Edison International:
4.7% 8/15/25	110,000	108,137
5.75% 6/15/27	280,000	282,270
Entergy Corp. 0.9% 9/15/25	1,100,000	993,416
Entergy Louisiana LLC 2.4% 10/1/26	490,000	452,391
Eversource Energy:
2.9% 10/1/24	780,000	753,006
2.9% 3/1/27	160,000	148,997
3.8% 12/1/23	480,000	475,297
5.45% 3/1/28	1,400,000	1,423,951
Exelon Corp.:
2.75% 3/15/27	600,000	554,358
3.4% 4/15/26	100,000	95,620
3.95% 6/15/25	630,000	613,945
FirstEnergy Corp. 2.05% 3/1/25	340,000	318,823
Florida Power & Light Co.:
2.85% 4/1/25	389,000	375,733
3.125% 12/1/25	530,000	510,135
Fortis, Inc. 3.055% 10/4/26	460,000	429,304
Georgia Power Co. 4.65% 5/16/28	800,000	791,316
Interstate Power and Light Co. 3.25% 12/1/24	200,000	193,772
NextEra Energy Capital Holdings, Inc.:
1.875% 1/15/27	430,000	386,250
4.625% 7/15/27	1,130,000	1,122,299
4.9% 2/28/28	1,500,000	1,493,633
Oncor Electric Delivery Co. LLC:
0.55% 10/1/25	340,000	307,570
2.75% 6/1/24	770,000	748,639
Pacific Gas & Electric Co.:
2.95% 3/1/26	210,000	194,144
3.15% 1/1/26	1,470,000	1,374,505
3.3% 12/1/27	180,000	160,576
3.45% 7/1/25	240,000	228,211
3.5% 6/15/25	240,000	230,197
4.95% 6/8/25	140,000	137,626
5.45% 6/15/27	310,000	305,294
Pinnacle West Capital Corp. 1.3% 6/15/25	140,000	128,297
PPL Capital Funding, Inc. 3.1% 5/15/26	270,000	256,588
Public Service Electric & Gas Co.:
0.95% 3/15/26	180,000	163,238
2.25% 9/15/26	260,000	240,082
Southern California Edison Co. 3.7% 8/1/25	1,680,000	1,632,231
Southern Co.:
3.25% 7/1/26	1,890,000	1,796,550
5.15% 10/6/25	2,000,000	2,003,028
Southwestern Electric Power Co. 2.75% 10/1/26	320,000	295,719
Union Electric Co. 2.95% 6/15/27	170,000	160,511
Virginia Electric & Power Co.:
2.95% 11/15/26	420,000	393,373
3.15% 1/15/26	360,000	346,637
Xcel Energy, Inc.:
1.75% 3/15/27	590,000	528,162
3.3% 6/1/25	100,000	96,411
		30,511,141
Gas Utilities - 0.2%
CenterPoint Energy Resources Corp. 5.25% 3/1/28	400,000	406,661
Dominion Gas Holdings LLC 2.5% 11/15/24	3,041,000	2,922,089
ONE Gas, Inc. 1.1% 3/11/24	114,000	110,122
Southern California Gas Co.:
2.6% 6/15/26	510,000	479,055
2.95% 4/15/27	460,000	434,139
3.15% 9/15/24	230,000	224,564
Southwest Gas Corp. 5.45% 3/23/28	160,000	160,393
		4,737,023
Independent Power and Renewable Electricity Producers - 0.1%
Constellation Energy Generation, LLC 3.25% 6/1/25	1,280,000	1,224,319
Emera U.S. Finance LP 3.55% 6/15/26	390,000	369,126
Southern Power Co. 4.15% 12/1/25	380,000	372,924
The AES Corp. 1.375% 1/15/26	330,000	294,306
		2,260,675
Multi-Utilities - 0.4%
Ameren Corp. 2.5% 9/15/24	400,000	384,283
Berkshire Hathaway Energy Co. 4.05% 4/15/25	1,000,000	983,938
CenterPoint Energy, Inc. 1.45% 6/1/26	370,000	332,521
Dominion Energy, Inc. 1.45% 4/15/26	1,900,000	1,715,578
DTE Energy Co.:
1.05% 6/1/25	920,000	845,947
2.85% 10/1/26	100,000	93,045
NiSource, Inc.:
0.95% 8/15/25	1,343,000	1,225,040
5.25% 3/30/28	300,000	302,229
Public Service Enterprise Group, Inc. 2.875% 6/15/24	1,300,000	1,261,987
San Diego Gas & Electric Co. 2.5% 5/15/26	280,000	265,039
Sempra Energy 3.25% 6/15/27	1,150,000	1,073,208
WEC Energy Group, Inc.:
0.8% 3/15/24	710,000	683,957
4.75% 1/15/28	320,000	316,256
		9,483,028
Water Utilities - 0.0%
American Water Capital Corp. 2.95% 9/1/27	270,000	251,258
TOTAL UTILITIES		47,243,125
TOTAL NONCONVERTIBLE BONDS (Cost $808,364,114)		769,420,997

U.S. Government and Government Agency Obligations - 62.8%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 2.7%
Fannie Mae:
0.375% 8/25/25	1,805,000	1,650,766
0.5% 6/17/25	16,180,000	14,940,647
0.625% 4/22/25	6,334,000	5,891,011
1.625% 10/15/24	800,000	766,438
1.75% 7/2/24	860,000	832,209
Federal Farm Credit Bank 4.125% 12/12/25	8,573,000	8,372,810
Federal Home Loan Bank:
0.375% 9/4/25	460,000	420,835
0.5% 4/14/25	695,000	646,718
0.79% 2/25/26	7,900,000	7,121,911
1.5% 8/15/24	125,000	119,949
3% 3/12/27	4,900,000	4,714,444
4.5% 3/10/28	7,000,000	7,177,566
Freddie Mac:
0.375% 7/21/25	1,600,000	1,467,112
0.375% 9/23/25	1,156,000	1,055,014
1.5% 2/12/25	1,590,000	1,509,929
2.75% 6/19/23	195,000	194,695
4.05% 8/28/25	4,000,000	3,911,086
Tennessee Valley Authority 0.75% 5/15/25	2,550,000	2,366,364
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		63,159,504
U.S. Treasury Obligations - 60.1%
U.S. Treasury Bonds:
6.75% 8/15/26	1,070,000	1,155,976
7.5% 11/15/24	17,300,000	17,971,726
U.S. Treasury Notes:
0.125% 6/30/23	6,000	5,976
0.125% 7/31/23	16,000	15,861
0.125% 8/15/23	15,000	14,840
0.25% 3/15/24	2,000	1,924
0.25% 5/31/25	103,500,000	95,317,031
0.25% 8/31/25	7,310,000	6,682,654
0.25% 9/30/25	19,000	17,353
0.375% 4/30/25	64,120,000	59,351,075
0.375% 12/31/25	10,584,000	9,625,652
0.375% 7/31/27	5,480,000	4,745,980
0.375% 9/30/27	59,900,000	51,645,031
0.5% 11/30/23	16,000	15,620
0.5% 3/31/25 (e)	68,640,000	63,843,244
0.5% 2/28/26	93,461,000	84,779,350
0.5% 4/30/27	10,020,000	8,790,593
0.5% 5/31/27	30,510,000	26,696,250
0.5% 6/30/27	35,500,000	30,987,617
0.5% 8/31/27	8,110,000	7,047,146
0.5% 10/31/27	87,880,000	75,988,738
0.625% 10/15/24	48,120,000	45,435,806
0.625% 12/31/27	130,510,000	113,023,700
0.75% 11/15/24	31,810,000	30,015,717
0.75% 3/31/26	14,241,000	12,997,138
0.75% 4/30/26	15,051,000	13,693,470
0.75% 8/31/26	76,902,000	69,334,963
0.875% 6/30/26	6,543,000	5,958,475
1% 12/15/24	36,690,000	34,666,317
1.125% 1/15/25	30,305,000	28,635,858
1.125% 2/28/25	9,000	8,483
1.125% 10/31/26	32,134,000	29,233,153
1.125% 2/28/27	400,000	361,391
1.125% 2/29/28	53,070,000	46,904,758
1.25% 8/31/24	3,890,000	3,716,166
1.25% 12/31/26	36,790,000	33,514,828
1.5% 9/30/24	12,190,000	11,662,878
1.5% 11/30/24	19,345,000	18,441,981
1.5% 1/31/27	13,104,000	12,017,801
1.625% 11/30/26	53,920,000	49,838,088
1.75% 12/31/24	29,092,000	27,793,088
1.75% 3/15/25	86,240,000	82,094,685
1.875% 8/31/24	1,320,000	1,270,706
2% 11/15/26	44,090,000	41,294,763
2.125% 5/15/25	9,060,000	8,667,872
2.25% 1/31/24	7,000	6,859
2.5% 3/31/27	25,540,000	24,258,012
2.625% 5/31/27	1,260,000	1,200,544
2.75% 4/30/27	40,050,000	38,358,826
2.75% 7/31/27	70,600,000	67,522,281
2.875% 7/31/25	25,590,000	24,820,301
3.5% 4/30/28	340,000	335,618
TOTAL U.S. TREASURY OBLIGATIONS		1,421,784,163
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,514,038,140)		1,484,943,667

Foreign Government and Government Agency Obligations - 1.4%
	Principal Amount (a)	Value ($)
Alberta Province 1% 5/20/25	2,100,000	1,956,528
British Columbia Province 2.25% 6/2/26	800,000	754,632
Chilean Republic:
2.75% 1/31/27	760,000	713,118
3.125% 3/27/25	320,000	310,560
3.24% 2/6/28	400,000	379,500
Export Development Canada:
2.625% 2/21/24	200,000	196,086
3% 5/25/27	2,350,000	2,260,387
Export-Import Bank of Korea 5% 1/11/28	2,000,000	2,038,597
Hungarian Republic 5.75% 11/22/23	20,000	20,004
Indonesian Republic 3.5% 1/11/28	1,000,000	951,750
Italian Republic:
1.25% 2/17/26	910,000	816,215
2.375% 10/17/24	860,000	822,152
6.875% 9/27/23	770,000	771,916
Korean Republic:
3.875% 9/11/23	1,000,000	996,100
5.625% 11/3/25	120,000	120,730
Manitoba Province 2.6% 4/16/24	720,000	703,123
Ontario Province:
0.625% 1/21/26	900,000	816,484
2.5% 4/27/26	3,690,000	3,503,581
Panamanian Republic 3.75% 3/16/25	2,100,000	2,044,613
Peruvian Republic:
2.392% 1/23/26	880,000	824,890
7.35% 7/21/25	590,000	618,504
Philippine Republic:
4.2% 1/21/24	1,300,000	1,288,463
5.17% 10/13/27	1,000,000	1,023,000
10.625% 3/16/25	540,000	595,451
Polish Government:
3.25% 4/6/26	1,850,000	1,794,269
4% 1/22/24	730,000	723,521
Quebec Province:
2.5% 4/9/24	690,000	673,254
2.5% 4/20/26	1,250,000	1,190,325
2.75% 4/12/27	1,000,000	949,210
United Mexican States:
4.125% 1/21/26	750,000	735,375
4.15% 3/28/27	470,000	460,982
5.4% 2/9/28	1,250,000	1,274,844
Uruguay Republic 4.375% 10/27/27	600,000	598,238
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $34,033,926)		32,926,402

Supranational Obligations - 2.6%
	Principal Amount (a)	Value ($)
African Development Bank:
0.875% 7/22/26	2,860,000	2,581,076
3% 9/20/23	240,000	238,011
Asian Development Bank:
0.375% 9/3/25	3,275,000	2,985,606
0.5% 2/4/26	9,620,000	8,726,552
1.5% 10/18/24	300,000	286,736
2.625% 1/30/24	650,000	638,328
Asian Infrastructure Investment Bank:
0.5% 10/30/24	3,000,000	2,828,657
3.75% 9/14/27	2,050,000	2,016,075
Corporacion Andina de Fomento:
1.625% 9/23/25	1,000,000	925,236
3.75% 11/23/23	190,000	187,949
Council of Europe Development Bank 1.375% 2/27/25	910,000	860,833
European Investment Bank:
2.25% 6/24/24	8,478,000	8,236,643
2.5% 10/15/24	2,050,000	1,987,516
3.125% 12/14/23	530,000	523,746
Inter-American Development Bank:
0.625% 7/15/25	750,000	694,526
0.875% 4/20/26	3,000,000	2,732,380
1.5% 1/13/27	3,500,000	3,199,216
2.625% 1/16/24	400,000	393,468
4% 1/12/28	1,900,000	1,905,669
International Bank for Reconstruction & Development:
0.375% 7/28/25	3,000,000	2,759,460
0.5% 10/28/25	3,881,000	3,550,929
1.5% 8/28/24	850,000	815,402
1.625% 1/15/25	3,187,000	3,036,137
1.875% 10/27/26	5,140,000	4,774,870
2.25% 3/28/24	1,000,000	975,171
2.5% 3/19/24	250,000	244,680
3% 9/27/23	490,000	486,007
International Finance Corp.:
0.375% 7/16/25	490,000	448,349
1.375% 10/16/24	1,706,000	1,627,886
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $63,776,118)		60,667,114

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
Citizens Bank NA 2.25% 4/28/25	945,000	859,181
Fifth Third Bank, Cincinnati 3.85% 3/15/26	420,000	380,848
KeyBank NA 5.85% 11/15/27	330,000	306,199
PNC Bank NA:
3.25% 1/22/28	640,000	587,318
4.2% 11/1/25	560,000	536,181
Truist Bank:
2.636% 9/17/29 (c)	1,270,000	1,174,389
3.689% 8/2/24 (c)	1,510,000	1,499,762
TOTAL BANK NOTES (Cost $5,720,279)		5,343,878

Money Market Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (f)	3,916,697	3,917,480
Fidelity Securities Lending Cash Central Fund 5.14% (f)(g)	6,905,261	6,905,951
TOTAL MONEY MARKET FUNDS (Cost $10,823,431)		10,823,431

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,436,756,008)	2,364,125,489
NET OTHER ASSETS (LIABILITIES) - 0.0%	612,539
NET ASSETS - 100.0%	2,364,738,028

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,193,445 or 0.1% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security is on loan at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	24,537,356	384,404,262	405,024,138	189,228	-	-	3,917,480	0.0%
Fidelity Securities Lending Cash Central Fund 5.14%	7,932,225	51,139,161	52,165,435	1,574	-	-	6,905,951	0.0%
Total	32,469,581	435,543,423	457,189,573	190,802	-	-	10,823,431

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Government and Government Agency Obligations, Foreign Government and Government Agency Obligations, Supranational Obligations and Bank Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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